COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Forecast [Member]
Loss Contingencies [Line Items]
Amount obliged for funding	$ 150
Subsequent Event [Member]
Loss Contingencies [Line Items]
Payment for obliged amount under the agreement	$ 215
Oblged amount payable period	2 years